SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of subsidiaries and/or entities

Name of consolidated subsidiary or Entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition/ disposition, if applicable)	Attributable interest

VNUE Inc. (formerly TGRI)	The State of Nevada	April 4, 2006 (May 29, 2015)	100%

VNUE Inc. (VNUE Washington)	The State of Washington	October 16, 2014	100%

VNUE LLC	The State of Washington	August 1, 2013 (December 3, 2014)	100%

Name of consolidated subsidiary or Entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition/ disposition, if applicable)	Attributable interest
VNUE Inc. (formerly TGRI)	The State of Nevada	April 4, 2006 (May 29, 2015)	100%

VNUE Inc. (VNUE Washington)	The State of Washington	October 16, 2014	100%

VNUE LLC	The State of Washington	August 1, 2013 (December 3, 2014)	100%

Stage It Corp [Member]
Schedule of estimated useful lives

Computers, software, and office equipment	3 years
Furniture and fixtures	7 years

Computers, software, and office equipment	3 years
Furniture and fixtures	7 years